VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 8.3%
598,845	Commercial International Bank Reg S (GDR)	$2,757,681
Capital Goods: 5.3%
2,166,928	El Sewedy Electric Co.	1,783,765
Consumer Durables & Apparel: 2.9%
1,488,397	Oriental Weavers	954,368
Diversified Financials: 14.6%
2,459,003	CI Capital Holding for Financial Investments * #	1,166,614
476,232	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR) † #	1,092,855
915,840	Egyptian Financial Group-Hermes Holding SAE	1,093,969
2,478,562	Pioneers Holding * #	834,937
4,577,638	Qalaa Holdings SAE * #	689,306
		4,877,681
Energy: 1.3%
327,837	TransGlobe Energy Corp. (USD)	436,023
Food, Beverage & Tobacco: 12.3%
2,553,875	Eastern Co. SAE	2,670,647
2,673,895	Juhayna Food Industries	1,438,351
		4,108,998
Health Care Equipment & Services: 7.8%
3,098,535	Cleopatra Hospital *	1,152,456
2,381,999	Ibnsina Pharma SAE #	1,461,961
		2,614,417
Materials: 18.0%
2,501,099	Alexandria Mineral Oils Co. #	649,191
958,464	Centamin Plc (GBP) #	1,487,091
1,930,000	Egyptian Kuwaiti Holding Co. (USD)	2,721,300
1,087,148	Ezz Steel Co. SAE * #	631,870
948,926	Sidi Kerir Petrochemcials Co.	538,452
		6,027,904
Real Estate: 23.0%
3,800,959	Emaar Misr for Development SAE *	710,361
804,379	Heliopolis Housing	1,235,776
4,922,243	Medinet Nasr Housing *	1,373,825
9,257,492	Palm Hills Developments SAE *	1,212,231
1,239,726	Six of October Development & Investment Co.	1,182,851
3,109,093	Talaat Moustafa Group	1,968,718
		7,683,762
Telecommunication Services: 6.6%
16,253,955	Orascom Telecom Media and Technology Holding SAE * #	576,350
2,203,926	Telecom Egypt	1,624,534
		2,200,884
Total Common Stocks (Cost: $30,733,205)		33,445,483

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $169,700)
Repurchase Agreement: 0.5%
$169,700	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.30%, due 10/1/19, proceeds $169,711; (collateralized by various U.S. government and agency obligations, 1.13% to 2.25%, due 8/31/21 to 11/15/27, valued at $173,094 including accrued interest)	169,700
Total Investments: 100.6% (Cost: $30,902,905)		33,615,183
Liabilities in excess of other assets: (0.6)%		(195,128)
NET ASSETS: 100.0%		$33,420,055

Definitions:

GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $160,636.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,590,175 which represents 25.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	6.6%	$2,200,884
Consumer Discretionary	2.9	954,368
Consumer Staples	12.3	4,108,998
Energy	1.3	436,023
Financials	22.8	7,635,362
Health Care	7.8	2,614,417
Industrials	5.3	1,783,765
Materials	18.0	6,027,904
Real Estate	23.0	7,683,762
	100.0%	$33,445,483